Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Disclosures
Schedule of Share based ultimate controlling party

	Shares (in thousand units)		Ownership Interest (%)
Function	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Key management	28,302	25,743	7.2%	9.1%
Other related parties	128,679	121,389	32.7%	42.7%
Total	156,981	147,132	39.9%	51.8%

Schedule of annual remuneration and related compensation costs recognized as expense

In € thousand	2022	2021[1]
Short-term employee benefits	4,657	3,607
Termination remuneration	52	619
Post-employment benefits	45	27
Share-based payment award remuneration	7,364	19,910
Success fees and JSOP	(4,568)	9,872
Total	7,550	34,035

[1] Certain amounts have been aggregated from prior years’ financial statements to conform to the current presentation.

Schedule of balances held by entities with significant influence over the company

(in € thousand)	2022	2021[1]
Research and development expenses	17	14
General and administration expenses	—	96
Selling expenses	289	167
Finance income	7	—
Finance expenses	6	—
Purchase of property, plant and equipment	24	1

[1] Certain amounts have been aggregated from prior years’ financial statements to conform to the current presentation.

Schedule of balances held by entities with significant influence over the company

(in € thousand)	2022	2021[1]
Convertible loans
Beginning of the year	—	99,235
Proceeds from convertible loans	—	1,007
Fair value changes of convertible loans	—	(6,337)
Interest expenses (not paid)	—	3,400
Subscribed capital	—	(7)
Contribution to capital reserves	—	(97,298)
End of the year	—	—

Azul Warrants	—	13,030
Research and development expenses	1,323	347

[1] Certain amounts have been aggregated from prior years’ financial statements to conform to the current presentation.